Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 01, 2019 USD ($)	Jan. 31, 2015 USD ($)
Durable Virtual Goods, Estimated Weighted Average Life					1 year 30 days
Number of Reportable Segments					1
Accounts Receivable, Allowance for Credit Loss, Current	$ 0	$ 0			$ 0	$ 0
Impairment of Long-Lived Assets Held-for-use		0		$ 0	0	0
Cash Equivalents, at Carrying Value, Total	0	0			0	0
Cash, Uninsured Amount	259,905	259,905			608,762
Long-term Investments, Total	5,000	$ 5,000			$ 5,000	$ 5,000		$ 5,000
Platform Fee, Percentage of Gross Revenue		30.00%			30.00%
Revenue Share, Percent		30.00%			30.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		49,875,006	61,283,335		49,875,006	27,030,000
Operating Lease, Liability, Total	141,088	$ 141,088
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total							$ 165,096
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		10,750,000	10,750,000		10,750,000
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		4,925,004	5,050,000		4,925,004	5,050,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		34,200,002	34,200,002		34,200,002	3,500,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						10,800,000
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						1,680,000
Series A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						6,000,000
Designated as Hedging Instrument [Member]
Derivative Liability, Total	$ 0	$ 0			$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Platforms [Member]
Number of Major Gaming Platforms		2	2		2	2
Concentration Risk, Percentage		56.00%	50.00%		44.00%	44.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Licensee [Member]
Concentration Risk, Percentage					10.00%
Number of Licensees					1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Advertising Networks [Member]
Concentration Risk, Percentage						36.00%
Number of Advertising Networks						3
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Platforms [Member]
Number of Major Gaming Platforms		2			2	2
Concentration Risk, Percentage		73.00%			66.00%	49.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Advertising Network [Member]
Concentration Risk, Percentage					10.00%
Number of Advertising Networks					1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Advertising Networks [Member]
Concentration Risk, Percentage						27.00%
Number of Advertising Networks						2
Casino/Card Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life					1 year 120 days
RPG/Arcade Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life	60 days				60 days
Rapid Launch Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life	60 days				60 days